Other financial liabilities - Principal Payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Annual principal payments
2027	$ 44,167
2028	44,167
2029	83,752
2030	12,499
2031	12,499
2032 and thereafter	59,556
Total long-term other financial liabilities	$ 256,640